Annual Total Returns - Fidelity Short-Term Bond Index Fund [BarChart] - 08.31 Fidelity Short-Term Bond Index Fund PRO-04 - Fidelity Short-Term Bond Index Fund	Oct. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 18, 2017
Fidelity Short-Term Bond Index Fund
Bar Chart Table:
Annual Return 2018	1.14%
Annual Return 2019	4.95%